Organization and Principal Activities - Schedule of Percentage of Ownership in Principal Subsidiaries, Consolidated VIEs and Subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2022
Installment HK
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beijing Shijitong
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Lexin Software
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Lexin Financing Guarantee
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Fenqile
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beizhipiji
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Ji'an Microcredit
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Fenqile Trading
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Dingsheng Computer
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beihai Aurora
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beihai Lexin Information
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Ganjiang New Area Mengtian Financing Guarantee
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beijing Lejiaxin
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Shenzhen Xinjie
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Qianhai Dingsheng
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Mengtian Technology
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Beihai Super Egg
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%